CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Nov. 30, 2025
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Exchange ratio	5.8349	5.8349	5.8349